Other Payables - Additional Information (Detail) - EUR (€) € in Thousands			12 Months Ended
	Apr. 09, 2024	Mar. 02, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2020
Disclosure Of Trade And Other Current Payables LineItems
Payment received from parents majority shareholder			€ 2,500
Subscription price of a future rights issue						€ 15,000
Partial receipt of subscription price of a future rights issue		€ 2,500
Amount paid back to parent's majority shareholder			2,500
Loan contract amount			€ 17,353	€ 17,289
Interest rate			6.308%
Salaries and wages			€ 20,416	€ 19,447	€ 17,342
Early retirement agreement
Disclosure Of Trade And Other Current Payables LineItems
Salaries and wages			€ 637
Events After Reporting Period
Disclosure Of Trade And Other Current Payables LineItems
Amount paid back to parent's majority shareholder	€ 2,500
Loan contract amount	€ 2,500
Loan maturity date	March 31, 2027
Interest rate	2.50%